RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related party transactions [abstract]
Advances from related parties	$ 0	$ 0	$ 0
Payments to acquire equipment	0	0	44,439
Fees expensed for Officers and Directors of the Company	662,284	1,116,103	508,399
Fee Payable	1,278,106	546,653	59,518
Stock-based compensation	$ 559,846	$ 0	$ 2,286,120